Fair Value Measurements - summary of the Company's issued and outstanding public warrants (Details)	3 Months Ended
Mar. 31, 2024 shares
Fair Value Measurements
Balance at the beginning of the period	14,479,999,000
Number of warrants exercised	(6,203,914,000)
Balance at the end of the period	8,276,085,000
Successor [Member]
Fair Value Measurements
Number of warrants exercised	6,203,847
Private warrants
Fair Value Measurements
Balance at the beginning of the period	5,279,999,000
Number of warrants exercised	(1,291,047,000)
Balance at the end of the period	3,988,952,000
Public warrants
Fair Value Measurements
Balance at the beginning of the period	9,200,000,000
Number of warrants exercised	(4,912,867,000)
Balance at the end of the period	4,287,133,000